restructuring and other costs (Tables)	12 Months Ended
Dec. 31, 2017
restructuring and other costs
Schedule of restructuring and other costs presented in the Consolidated statements of income and other comprehensive income

	Restructuring (b)		Other (c)		Total
Years ended December 31 (millions)	2017	2016	2017	2016	2017	2016
Goods and services purchased	$66	$62	$37	$—	$103	$62
Employee benefits expense	26	112	10	305	36	417

	$92	$174	$47	$305	$139	$479